Summary Of Significant Accounting Policies (Summary Of Corrected Consolidated Income Statement) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended					156 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011
Other (expense) income, net	$ (4,750)	$ (7,034)		$ 707
Income before income tax provision	85,775	113,542		84,195
Income tax provision	34,825	17,820		16,019
Net income	50,950	95,722		68,176
Net income attributable to Quest Software, Inc.	42,859	95,722		68,176
Basic	$ 0.49	$ 1.06		$ 0.74
Diluted	$ 0.48	$ 1.03		$ 0.72
As Previously Reported [Member]
Other (expense) income, net	(4,802)	(5,657)		2,549
Income before income tax provision	85,723	114,919		86,037
Income tax provision	33,657	16,352		15,678
Net income	52,066	98,567		70,359
Net income attributable to Quest Software, Inc.	43,975	98,567		70,359
Basic	$ 0.50	$ 1.09		$ 0.77
Diluted	$ 0.49	$ 1.06		$ 0.75
As Adjusted [Member]
Net income		98,567	[1]	70,359	[1]
Increase/(Decrease) [Member]
Other (expense) income, net	(52)	(1,377)		(1,842)		(3,425)
Income before income tax provision	(52)	(1,377)		(1,842)
Income tax provision	1,168	1,468		341
Net income	(1,116)	(2,845)		(2,183)		(12,615)
Net income attributable to Quest Software, Inc.	$ (1,116)	$ (2,845)		$ (2,183)
Basic	$ (0.01)	$ (0.03)		$ (0.03)
Diluted	$ (0.01)	$ (0.03)		$ (0.03)

[1]	Refer to the above section "Impact of Change in Consolidated Statement of Cash Flows Presentation to Prior Periods".